SCHEDULE OF COMPANY REMAINING CONTRACTUAL MATURITIES FOR ITS FINANCIAL LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables		¥ 3,079
Amounts owed to related parties	¥ 553	1,291
Note payable	14,991	8,775
Lease liabilities		495
Total	15,544	13,640
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables		3,079
Amounts owed to related parties	553	1,291
Note payable	7,597
Lease liabilities		349
Total	8,150	4,719
Later than one years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Amounts owed to related parties
Note payable	7,394	8,775
Lease liabilities		146
Total	7,394	8,921
Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Trade payables		3,079
Amounts owed to related parties	553	1,291
Note payable	14,991	8,775
Lease liabilities		495
Total	¥ 15,544	¥ 13,640